THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                   Lincoln National Variable Annuity Account L
                             Group Variable Annuity

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                Lincoln Life & Annuity Variable Annuity Account L
                             Group Variable Annuity

                 Supplement to the Prospectus dated May 1, 2007

This Supplement outlines certain changes to your Group Variable Annuity prospectus. It is for informational purposes and requires no action on your part.

Expense Tables -- The fees and expenses for certain funds are listed incorrectly in your May 1, 2007 prospectus (see pages 5-8). The correct fees and expenses are as follows:

                                                                              Total
                                      12b-1 Fees    Other Expenses            Expenses     Total
                    Management Fees   (before any   (before any    Acquired   (before any  Contractual
                    (before any       waivers/      waivers/       Fund       waivers/     waivers/         Total Expenses
                    waivers/          reimburse-    reimburse-     Fees and   reimburse-   reimburse-       (after any
                    reimbursements)   ments)        ments)         Expenses   ments)       ments            waivers/
                                      +             +              +          =            (if any)         reimbursements)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP Cohen & Steers   0.95%           0.00%          0.15%          0.00%     1.10%            -0.25%            0.85%
Global Real
Estate Fund
(Standard
Class)(12)(13)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP Wilshire
2030 Profile Fund     0.25            0.00            0.15          0.82       1.22            -0.15             1.07
(Standard Class)
(13)(16)(17)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP Wilshire
2040 Profile Fund     0.25            0.00            0.22          0.91       1.38            -0.22             1.16
(Standard Class)
(13)(16)(17)
-----------------------------------------------------------------------------------------------------------------------------------

    (12) The advisor has contractually agreed to waive a portion of its advisory fee through April 30, 2008. The waiver amount is: 0.22% on the first $250,000,000 of average daily net assets of the fund; and 0.32% on the excess of $250,000,000. The waiver will renew automatically for one-year terms unless the advisor provides written notice of termination to the fund. The advisor has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.85% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.
    (13) "Other Expenses" are based on estimated expenses for the current fiscal year.
    (16) Lincoln Life had contractually agreed to reimburse each fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.30% of average daily net assets. Effective January 1, 2007 Lincoln Life has contractually agreed to reimburse each fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.25% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the fund.
(17) In addition to the Annual fund Operating Expenses, the Lincoln Profile Funds also bear their portion of the fees and expenses of the underlying funds in which they invest. The "Acquired Fund Fees and Expenses" in the chart are based on the 2006 fees and expenses of the underlying funds that were owned by each fund during 2006 and are provided to show you an estimate of the underlying fees and expenses attributable to each fund. Each fund's expense ratio will vary based on the actual allocations to the underlying funds that occurred through the year.

For more information, please see the prospectus for the Fund.


               Please retain this Supplement for future reference.